Cash from operations	6 Months Ended
Jun. 30, 2023
Cash from operations
Cash from operations

26.Cash from operations

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022*	June 30, 2023	June 30, 2022*
	$’000	$’000	$’000	$’000

Reconciliation:
Loss before taxation	(1,191,042)	(161,472)	(1,168,049)	(130,097)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	103,377	102,994	209,691	200,350
Amortization of intangible assets (note 6 and 7)	13,117	11,865	25,759	22,349
Net impairment/(reversal of impairment) of property, plant and equipment and prepaid land rent (note 6)	935	(3,514)	5,081	(1,331)
Loss allowance/(reversal of loss allowance) on trade receivables (note 8)	954	668	4,514	(1,800)
Impairment of withholding tax receivables (note 7)	13,349	12,930	24,604	27,717
Amortization of prepaid site rent	2,424	2,294	5,129	4,162
Net loss/(gain) on disposal of plant, property and equipment (note 7)	168	13,617	(566)	13,784
Insurance income (note 9)	(133)	(466)	(278)	(1,616)
Finance costs (note 11)	1,366,012	261,886	1,542,979	380,902
Finance income (note 10)	(8,373)	(3,895)	(13,160)	(45,667)
Impairment of inventory	—	—	—	138
Share‑based payment expense (note 7)	3,628	2,051	6,917	5,625
Operating profit before working capital changes	304,416	238,958	642,621	474,516
Changes in working capital
Decrease/(increase) in inventory	16,628	(23,134)	24,538	(19,721)
Increase in trade and other receivables	(49,000)	(64,168)	(137,079)	(182,535)
(Decrease)/increase in trade and other payables	(7,912)	65,144	(13,926)	111,147
Net movement in working capital	(40,284)	(22,158)	(126,467)	(91,109)
Cash from operations	264,132	216,800	516,154	383,407

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.